Financial Risk Management - Additional Information (Detail) kr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)	May 31, 2025 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Description of Sensitivity analysis		The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by Treasury. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon.
Percentage of risk at confidence level		99.00%
Maximum foreign exchange positions		kr 45.0
Average of value at risk calculated		6.8	kr 12.4
Sensitivity to interest rate increase of 1 basis point		(2.0)
Receivables write-offs		19.0	21.0
Credit exposure		200.0	100.0
Repayments of borrowings, classified as financing activities		3,538.0	15,917.0	kr 7,884.0
Authorised capital commitments but not contracted for		kr 55,900.0	kr 47,800.0
Long term borrowings average maturity duration		3 years	3 years 7 months 6 days
May 2027 [Member] | Liquidity revolving credit facility [member]
Disclosure Of Financial Risk Management [Line Items]
Notional amount | $					$ 500
May 2026 [Member] | Liquidity revolving credit facility [member]
Disclosure Of Financial Risk Management [Line Items]
Notional amount | $					$ 1,000
Bilateral Facilitywith Nordic Investment Bank [Member]
Disclosure Of Financial Risk Management [Line Items]
Repayments of borrowings, classified as financing activities | $	$ 150
Private Placement with Swedish Export Credit Corporation [Member]
Disclosure Of Financial Risk Management [Line Items]
Repayments of borrowings, classified as financing activities | $	$ 150
South East Asia, Oceania and India [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of gross exposure by geographical area		1.00%	31.00%
Europe, Middle East and Africa [Member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of gross exposure by geographical area		70.00%	57.00%
Americas [Member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of gross exposure by geographical area		29.00%	12.00%
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 4.0
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk		47.00%	45.00%
Average [member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 0.3	kr 0.8
Top of range [Member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 10.0